Financial risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Liquidity Position in Terms of Available Cash and Cash Equivalents and Short Term Investments
The Group’s policy is to have a strong liquidity position in terms of available cash and cash equivalents, and short term investments.

	2024	2023
	(in € millions)
Liquidity
Short term investments	2,667	1,100
Cash equivalents	3,550	2,111
Cash at bank and on hand	1,231	1,003
Liquidity position	7,448	4,214

Summary of Disclosure of Effect of 10% Change in Currency
The table below shows the immediate impact on net income/loss before tax of a 10% strengthening in the closing exchange rate of significant currencies to which the Group had exposure at December 31, 2024 and 2023. The impact on net income/loss before tax is due primarily to monetary assets and liabilities in a transactional currency other than the functional currency of a subsidiary within the Group. The sensitivity associated with a 10% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

2024	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
Increase/(decrease) in income before tax	(16)	(11)	70

2023	Swedish krona (SEK)	British pound (GBP)	U.S. dollar (USD)
	(in € millions)
(Increase)/decrease in loss before tax	(16)	(20)	60

Summary of Notional Principal of Foreign Currency Exchange Contracts by Hedged Line Item in Statement of Operations	The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2024:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	447	607	420	983	1,648	102
Cost of revenue	285	373	262	635	1,067	72
Total	732	980	682	1,618	2,715	174
The following table summarizes the notional principal of the foreign currency exchange contracts by hedged line item in the statement of operations as of December 31, 2023:

	Notional amount in foreign currency
	Australian dollar (AUD)	British pound (GBP)	Canadian dollar (CAD)	Norwegian krone (NOK)	Swedish krona (SEK)	U.S. dollar (USD)
	(in millions)
Hedged line item in consolidated statement of operations
Revenue	391	536	347	994	1,646	88
Cost of revenue	279	379	243	656	1,076	66
Total	670	915	590	1,650	2,722	154

Summary of Major Security Type, Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize, by major security type, the Group’s financial assets and liabilities that are measured at fair value on a recurring basis, and the category using the fair value hierarchy. The different levels have been defined in Note 2.

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2024
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	3,550	—	—	3,550
Short term investments:
Money market funds	263	—	—	263
Government securities	676	9	—	685
Corporate notes	—	908	—	908
Collateralized reverse purchase agreements	—	695	—	695
Fixed income funds	116	—	—	116
Derivatives (designated for hedging):
Foreign exchange forwards	—	14	—	14
Long term investments	1,550	—	85	1,635
Total financial assets at fair value by level	6,155	1,626	85	7,866
Financial liabilities at fair value
Exchangeable Notes	—	—	1,539	1,539
Derivatives (designated for hedging):
Foreign exchange forwards	—	20	—	20
Total financial liabilities at fair value by level	—	20	1,539	1,559

Financial assets and liabilities by fair value hierarchy level	Level 1	Level 2	Level 3	December 31, 2023
	(in € millions)
Financial assets at fair value
Cash equivalents:
Money market funds	2,111	—	—	2,111
Short term investments:
Money market funds	181	—	—	181
Government securities	239	8	—	247
Corporate notes	—	320	—	320
Collateralized reverse purchase agreements	—	241	—	241
Fixed income funds	111	—	—	111
Derivatives (designated for hedging):
Foreign exchange forwards	—	9	—	9
Long term investments	1,154	—	61	1,215
Total financial assets at fair value by level	3,796	578	61	4,435
Financial liabilities at fair value
Exchangeable Notes	—	—	1,203	1,203
Derivatives (not designated for hedging):
Warrants	—	—	3	3
Derivatives (designated for hedging):
Foreign exchange forwards	—	14	—	14
Total financial liabilities at fair value by level	—	14	1,206	1,220

Summary of Changes in Investment
The table below presents the changes in the investment in TME:

	2024	2023	2022
	(in € millions)
At January 1	1,154	1,094	852
Changes in fair value recorded in other comprehensive income	396	60	242
At December 31	1,550	1,154	1,094
The table below presents the changes in the other long term investments:

	2024	2023	2022
	(in € millions)
At January 1	61	43	64
Initial recognition of long term investment	1	3	3
Changes in fair value recorded in other comprehensive income	19	16	(25)
Changes in fair value recognized in consolidated statement of operations	1	—	(1)
Return of capital	(2)	—	—
Effect of changes in foreign exchange rates	5	(1)	2
At December 31	85	61	43

Summary of Assumption Used to Estimate Fair Value of Warrants	The warrants were valued using a Black-Scholes option-pricing model, which includes inputs determined from models that include the value of the Company’s ordinary shares, as determined above and additional assumptions used to estimate the fair value of the warrants in the option pricing model as follows:

	2023	2022
Expected term (years)	0.65	1.65
Risk free rate (%)	5.12	4.52
Volatility (%)	40.0	55.0
Share price (US$)	187.91	78.95

Summary of Changes in Warrants Liability
The table below presents the changes in the warrants liability:

	2024	2023	2022
	(in € millions)
January 1	3	1	72
Changes in fair value recognized in consolidated statement of operations	33	2	(74)
Issuance of ordinary shares upon net settlement of warrants	(36)	—	—
Effect of changes in foreign exchange rates	—	—	3
At December 31	—	3	1

Summary of Detailed Information about Borrowings
The table below presents the changes in the Exchangeable Notes:

	2024	2023
	(in € millions)
At January 1	1,203	1,128
Changes in fair value recognized in consolidated statement of operations	240	97
Changes in fair value recorded in other comprehensive income	8	14
Effect of changes in foreign exchange rates	88	(36)
At December 31	1,539	1,203

Summary of Fair Value Assumptions of Borrowings	The key assumptions used in the binomial option pricing model for the Exchangeable Notes were as follows:

	2024	2023
Risk free rate (%)	4.18	4.18
Discount rate (%)	5.95	6.45
Volatility (%)	40.0	45.0
Share price (US$)	447.38	187.91